ACCOUNTING POLICIES (Impairment) (Details)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	11.68%
Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	11.68%	11.49%
Argentina | Subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	13.50%